Cover	Oct. 27, 2023
Cover [Abstract]
Entity Registrant Name	NFiniTi inc.
Entity Central Index Key	0001544400
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 27, 2023
Entity Ex Transition Period	false
Entity File Number	333-180164
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Pampana 18
Entity Address Address Line 2	La Cruz, C.P. 63734
Entity Address Address Line 3	La Cruz de Huanacaxtle
Entity Address City Or Town	Navarit
City Area Code	523
Local Phone Number	221984348
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	99-0372611
Entity Address Postal Zip Code	77027
Entity Address Country	MX